Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 11 - RELATED PARTIES

a.	Balances

As of December 31, 2024 and 2023, the Company had a short-term accrual in the amount of $232 thousand, pursuant to the compensation policy regarding the outgoing Chief Executive Officer’s annual bonus. Also, as of December 31, 2024, the Company had a short-term accrual in the amount of $165 thousand, for post-retirement benefits of the outgoing Chief Executive Officer.

b.	Transactions

During the years ended December 31, 2024, 2023 and 2022, the Company recorded salary expenses, cash bonus and directors’ fees to its related parties in the amount of $762 thousand, $598 thousand and $615 thousand, respectively.